Note 21 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Years Ended December 31
	2014	2013	2012
Net sales
Integrated Circuit Group	$63,591	$73,785	$97,666
Network Security Group	-	-	825

	$63,591	$73,785	$98,491

Loss from operations
Integrated Circuit Group	$(16,823)	$(20,541)	$(27,970)
Network Security Group	-	(6)	767

	$(16,823)	$(20,547)	$(27,203)

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	Years Ended December 31
	2014	2013	2012

China	$55,133	$65,602	$78,709
Japan	4,490	4,677	6,502
Taiwan	2,022	1,892	2,271
Korea	288	500	7,965
Other	1,658	1,114	3,044

	$63,591	$73,785	$98,491

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Years Ended December 31
	2014	2013	2012

Customer A	12%	15%	9%
Customer B	10%	7%	10%
Customer C	4%	10%	5%

Long-lived Assets by Geographic Areas [Table Text Block]
	December 31
	2014	2013	2012

Taiwan	$8,689	$10,576	$11,608
China	6,363	7,872	9,500
U.S.A.	4,188	4,388	4,718
Singapore	59	98	155
Other	64	105	161

	$19,363	$23,039	$26,142